U.S. Government Matters	12 Months Ended
Dec. 31, 2017
United States Government Contract Work [Abstract]
U.S. Government Matters
U.S. Government Matters

We provide services to various U.S. governmental agencies, which include the U.S. Department of Defense ("DoD") and the Department of State. We may have disagreements or experience performance issues on our U.S. government contracts. When performance issues arise under any of these contracts, the U.S. government retains the right to pursue various remedies, including challenges to expenditures, suspension of payments, fines and suspensions or debarment from future business with the U.S. government.

Between 2002 and 2011, we provided significant support to the U.S. Army and other U.S. government agencies in support of the war in Iraq under the LogCAP III contract. We continue to support the U.S. government around the world under the LogCAP IV and other contracts. We have been in the process of closeout of the LogCAP III contract since 2011, and we expect the closeout process to continue through at least 2018. As a result of our work under LogCAP III, there are claims and disputes pending between us and the U.S. government, which need to be resolved in order to close the contracts. The closeout process includes resolving objections raised by the U.S. government through a billing dispute process referred to as Form 1s and Memorandums for Record ("MFRs"). We continue to work with the U.S. government to resolve these issues and are engaged in efforts to reach mutually acceptable resolution of these outstanding matters. However, for certain of these matters, we have filed claims with the Armed Services Board of Contract Appeals ("ASBCA") or the U.S. Court of Federal Claims ("COFC"). We also have matters related to ongoing litigation or investigations involving U.S. government contracts. We anticipate billing additional labor, vendor resolution and litigation costs as we resolve the open matters. At this time, we cannot determine the timing or net amounts to be collected or paid to close out these contracts.

Form 1s

The U.S. government has issued Form 1s questioning or objecting to costs we billed to them primarily related to (1) our use of private security and our provision of containerized housing under the LogCAP III contract discussed below and (2) our provision of emergency construction services primarily to U.S. government facilities damaged by Hurricanes Katrina and Wilma, under our CONCAP III contract with the U.S. Navy. As a consequence of the issuance of the Form 1s, the U.S. government has withheld payment to us on outstanding invoices, pending resolution of these matters. In certain cases, we have also withheld payment to our subcontractors related to pay-when-paid contractual terms.

The U.S. government had issued Form 1s, questioning $171 million and $173 million of billed costs as of December 31, 2017 and 2016, respectively. They had previously paid us $88 million and $90 million as of December 31, 2017 and 2016, respectively, related to our services on these contracts. The remaining balance of $83 million as of December 31, 2017 is included on our consolidated balance sheets in “Claims and accounts receivable" and "CIE" in the amounts of $79 million and $4 million, respectively. The remaining balance of $83 million as of December 31, 2016 is included in "Claims and accounts receivable" on our consolidated balance sheets. In addition, we have withheld $26 million from our subcontractors at December 31, 2017 and 2016 related to these questioned costs.

While we continue to believe that the amounts we have invoiced the U.S. government are in compliance with our contract terms and that recovery is probable, we also continue to evaluate our ability to recover these amounts as new information becomes known. As is common in the industry, negotiating and resolving these matters is often an involved and lengthy process, which sometimes necessitates the filing of claims or other legal action as discussed above. Concurrent with our continued negotiations with the U.S. government, we await the rulings on the filed claims. We are unable to predict when the rulings will be issued or when the matters will be settled or resolved with the U.S. government.

Private Security Contractors ("PSC"s). Starting in February 2007, we received a series of Form 1s from the Defense Contract Audit Agency ("DCAA") informing us of the U.S. government's intent to deny reimbursement to us under the LogCAP III contract for amounts related to the use of PSCs by KBR and a subcontractor in connection with its work for KBR providing dining facility services in Iraq between 2003 and 2006. The government challenged $56 million in billings. The government had previously paid $11 million and has withheld payments of $45 million, which as of December 31, 2017 we have recorded as due from the government related to this matter in "Claims and accounts receivable" on our consolidated balance sheets.

On June 16, 2014, we received a decision from the ASBCA which agreed with KBR's position (i) that the LogCAP III contract did not prohibit the use of PSCs to provide force protection to KBR or subcontractor personnel, (ii) that there was a need for force protection and (iii) that the costs were reasonable. The ASBCA also found that the Army breached its obligation to provide force protection. Accordingly, we believe that we are entitled to reimbursement by the Army for the amounts charged by our subcontractors, even if they incurred costs for PSCs. The Army appealed the decision.

On June 12, 2017, we received a second ruling from the ASBCA that we are entitled to recover the withheld costs in the approximate amount of $45 million plus interest related to the use of PSCs. The Army filed a notice of appeal on October 12, 2017. At this time, we believe the likelihood that we will incur a loss related to this matter is remote, and therefore we have not accrued any loss provisions related to this matter.

Audits

In addition to reviews performed by the U.S. government through the Form 1 process, the negotiation, administration and settlement of our contracts, which primarily consist of DoD contracts, are subject to audit by the DCAA. The U.S. government DCAA serves in an advisory role to the Defense Contract Management Agency ("DCMA") and the DCMA is responsible for the administration of the majority of our contracts. The scope of these audits include, among other things, the validity of direct and indirect incurred costs, provisional approval of annual billing rates, approval of annual overhead rates, compliance with the Federal Acquisition Regulation ("FAR") and Cost Accounting Standards ("CAS"), compliance with certain unique contract clauses and audits of certain aspects of our internal control systems.

As of December 31, 2017, the DCAA has completed audits and we have concluded negotiations of both direct and indirect incurred costs for the historical GS activities, including the LOGCAP III contract, through 2011. We have received DCAA audit reports for 2012 and 2014 with minimal amounts of questioned costs. The DCAA has cited 2015 as low risk and therefore accepted our indirect rates as submitted. Based on the information received to date, we do not believe the completed or ongoing government audits on the historical GS activities will have a material adverse impact on our results of operations, financial position or cash flows.

As of December 31, 2017, the DCAA has completed audits of incurred direct and indirect costs through 2011 and 2013 and final rates are negotiated through 2010 and 2012 for Wyle and HTSI, respectively.  The DCAA has questioned minimal cost for the on-going audits. Based on the information received to date, we do not believe that the completed or on-going audits on the Wyle and HTSI activities will have a material adverse impact on our results of operations, financial position or cash flows.

As a result of the Form 1s, open audits and claims discussed above, we have accrued a reserve for unallowable costs at December 31, 2017 and 2016 of $51 million and $64 million, respectively as a reduction to “Claims and accounts receivable” and in “Other liabilities” on our consolidated balance sheet.

Investigations, Qui Tams and Litigation

The following matters relate to ongoing litigation or federal investigations involving U.S. government contracts. Many of these matters involve allegations of violations of the False Claims Act ("FCA"), which prohibits in general terms fraudulent billings to the government. Suits brought by private individuals are called "qui tams." We believe the costs of litigation and any damages that may be awarded in the FKTC, Electrocution, and Burn Pit matters described below are billable under the LogCAP III contract or, as was the case for the Electrocution litigation, covered by insurance, and that any such costs or damages awarded in the Sodium Dichromate matter will continue to be billable under the Restore Iraqi Oil (“RIO”) contract and the related indemnity described below. All costs billed under LogCAP III or RIO are subject to audit by the DCAA.

First Kuwaiti Trading Company arbitration. In April 2008, First Kuwaiti Trading Company ("FKTC"), one of our LogCAP III subcontractors providing housing containers, filed for arbitration with the American Arbitration Association of all its claims under various LogCAP III subcontracts. After complete hearings on all of FKTC's claims, an arbitration panel awarded FKTC $17 million plus interest for claims involving damages on lost or unreturned vehicles. In addition, we determined that we owe FKTC $32 million in connection with other subcontracts. We paid FKTC $19 million and will pay $4 million on pay-when-paid terms in the contract. We have accrued amounts we believe are payable to FKTC in "Accounts payable" and "Other current liabilities" on our consolidated balance sheets. The remaining $26 million owed to FKTC under the contract has not been billed to the government and we will not do so until the related claims and disputes between KBR and the government over the FKTC living container contract are resolved (see Department of Justice ("DOJ") False Claims Act complaint - FKTC Containers below). At this time, we believe the likelihood we would incur a loss related to this matter is remote.

Electrocution litigation. During 2008, a lawsuit was filed against KBR in the Allegheny County Common Pleas Court alleging that the Company was responsible for an electrical incident which resulted in the death of a soldier at the Radwaniyah Palace Complex near Baghdad, Iraq. Plaintiffs claimed unspecified damages for personal injury, death and loss of consortium by the parents. On January 5, 2017 we entered into a confidential settlement agreement with the plaintiffs. This settlement, including the recovery of legal fees, was covered by insurance and did not have a material impact to our financial statements. This matter is now resolved.

Burn Pit litigation. From November 2008 through current, KBR has been served with in excess of 60 lawsuits in various states alleging exposure to toxic materials resulting from the operation of burn pits in Iraq or Afghanistan in connection with services provided by KBR under the LogCAP III contract. These suits were consolidated in U.S. Federal District Court in Greenbelt, Maryland. The plaintiffs claimed unspecified damages. On January 13, 2017, KBR filed a renewed motion to dismiss and for summary judgment.

On July 19, 2017, the trial court issued its ruling granting KBR's motion to dismiss on jurisdictional ground and for summary judgment. In lengthy fact findings, the Court concluded that the military made all the relevant decisions about the use, location and operation of burn pits. The plaintiffs filed a notice of appeal, and the cases are now pending before the U.S. Court of Appeals for the Fourth Circuit. Briefing was completed in November 2017. The Fourth Circuit has tentatively scheduled oral argument for May 2018. KBR anticipates a ruling by the appellate court in the months that follow the oral argument. At this time, we believe the likelihood that we would incur a loss related to this matter is remote. As of December 31, 2017, no amounts have been accrued.

Sodium Dichromate litigation. From December 2008 through September 2009, five cases were filed in various Federal District Courts against KBR by national guardsmen and other military personnel alleging exposure to sodium dichromate at the Qarmat Ali Water Treatment Plant in Iraq in 2003, which were consolidated into one case pending in the U.S. District Court for the Southern District of Texas. The Texas case was then dismissed by the Court on the merits on multiple grounds including the conclusion that no one was injured. In March 2017, the Fifth Circuit Court of Appeals upheld the trial court's dismissal of plaintiffs' claims on summary judgment. The plaintiffs' request for the Texas Supreme Court to hear arguments over the application of certain laws and the application of Texas Supreme Court authority to the plaintiffs' claims was denied in May 2017. Plaintiffs' time to seek review by the U.S. Supreme Court has now passed. The court denied our request for costs. The case is now concluded.

COFC/ASBCA Claims. During the period of time since the first sodium dichromate litigation was filed, we incurred legal defense costs that we believed were reimbursable under the related U.S. government contract. These costs were billed and claims were filed to recover the associated costs incurred to date. After KBR filed claims for payment, the ASBCA issued an order in August 2015 that KBR is entitled to reimbursement of the sodium dichromate legal fees and any resulting judgments pursuant to the 85-804 indemnity agreement it had with the government. On June 23, 2016, KBR and U.S. Army Corps of Engineers entered into a settlement agreement regarding reimbursement of the $33 million in legal fees and interest incurred through the time of the claim. As part of the settlement, all reasonable future defense costs and payment of awards will be reimbursed consistent with the Government's indemnity obligation. This matter is now resolved.

Qui tams. We have several qui tam cases pending, one of which has been joined by the U.S. government (see DOJ False Claims Act complaint - Iraq Subcontractor below). We believe the likelihood that we would incur a loss in the qui tams the U.S. government has not joined is remote and as of December 31, 2017, no amounts have been accrued. Costs incurred in defending the qui tams cannot be billed to the U.S. government until those matters are successfully resolved in our favor. If successfully resolved, we can bill 80% of the costs to the U.S. government under federal regulations. As of December 31, 2017, we have incurred and expensed $12 million in legal costs to date in defending ourselves in qui tams. There are two active cases as discussed below.

Barko qui tam. Relator Harry Barko, a KBR subcontracts administrator in Iraq for a year in 2004/2005, filed a qui tam lawsuit in June 2005 in the U.S. District Court for the District of Columbia, alleging violations of the False Claims Act ("FCA") by KBR and KBR subcontractors Daoud & Partners and Eamar Combined for General Trading and Contracting. The DOJ investigated Barko's allegations and elected not to intervene. The claim was unsealed in March of 2009. On March 14, 2017, the Court granted KBR's motion for summary judgment and dismissed the case. The plaintiff has filed a notice of appeal and oral argument on the appeal took place in early December 2017. On December 27, 2017, the Court of Appeals issued its decision confirming the trial court's granting of KBR's motion for summary judgment. While the Relator may file an application for writ of certiorari to the U.S. Supreme Court, we believe the chances of such a writ being granted are minimal. At this time, we believe the likelihood that we would incur a loss related to this matter is remote. As of December 31, 2017, no amounts have been accrued.

Howard qui tam. In March 2011, Geoffrey Howard and Zella Hemphill filed a complaint in the U.S. District Court for the Central District of Illinois alleging that KBR mischarged the government $628 million for unnecessary materials and equipment. In October 2014 the Department of Justice declined to intervene and the case was partially unsealed. Discovery is ongoing in this case and is expected to continue into 2019. At this time, we believe the likelihood that we would incur a loss related to this matter is remote. As of December 31, 2017, no amounts have been accrued.

DOJ False Claims Act complaint - FKTC Containers. In November 2012, the U.S. Department of Justice filed a complaint in the U.S. District Court for the Central District of Illinois against KBR, FKTC and others, related to our settlement of delay claims by our subcontractor, FKTC, in connection with FKTC's provision of living trailers for the bed down mission in Iraq in 2003-2004. The DOJ alleged that KBR submitted false claims to the U.S. government for reimbursement of costs for FKTC's services, which the U.S. government alleges were inflated, unverified, not subject to an adequate price analysis and had been contractually assumed by FKTC. Our contractual dispute with the Army over this settlement has been ongoing since 2005. In March 2014, KBR's motion to dismiss was denied and in September 2014, the District Court granted FKTC's motion to dismiss for lack of personal jurisdiction. In December 2017, the DOJ filed a Motion for Voluntary Dismissal of the FKTC False Claims Act case, asking the District Court to dismiss with prejudice all claims in that lawsuit with the exception of the DOJ's alleged breach of contract claim. As to that claim, the motion asked that the dismissal be without prejudice, so that the related contract dispute before the ASBCA discussed below could proceed to completion. The District Court granted the DOJ's motion on December 22, 2017. KBR paid no sums in settlement and will now under LogCAP III contract be able to bill the government 80% of costs incurred in defending this litigation.

KBR Contract Claim on FKTC containers. KBR previously filed a claim before the ASBCA to recover the costs paid to FKTC to settle its delay and disruption claims. The DCMA had disallowed the majority of those costs. Those contract claims were stayed in 2013 at the request of the DOJ so that they could pursue the FCA case referenced above. On February 19, 2016, the ASBCA, at KBR’s request, lifted the stay and has allowed KBR to proceed with its contract claim for the costs withheld. We tried our contract appeal in September 2017. Post-hearing briefing is complete and we anticipate that the Board will schedule oral argument in the near future.

DOJ False Claims Act complaint - Iraq Subcontractor. In January 2014, the U.S. Department of Justice filed a complaint in the U.S. District Court for the Central District of Illinois against KBR and two former KBR subcontractors, including FKTC, alleging that three former KBR employees were offered and accepted kickbacks from these subcontractors in exchange for favorable treatment in the award and performance of subcontracts to be awarded during the course of KBR's performance of the LogCAP III contract in Iraq. The complaint alleges that as a result of the kickbacks, we submitted invoices with inflated or unjustified subcontract prices, resulting in alleged violations of the FCA and the Anti-Kickback Act. The DOJ's investigation dates back to 2004. We self-reported most of the violations and tendered credits to the U.S. government as appropriate. On May 22, 2014, FKTC filed a motion to dismiss which the U.S. government opposed. Following the submission of our answer in April 2014, the U.S. government was granted a Motion to Strike certain affirmative defenses in March 2015. We do not believe this limits KBR's ability to fully defend all allegations in this matter. As of December 31, 2017, we have accrued our best estimate of probable loss related to an unfavorable settlement of this matter in "Other liabilities" on our consolidated balance sheets. At this time, we believe the likelihood that we would incur a loss related to this matter in excess of the amounts we have accrued is remote. Discovery will be ongoing through 2018 and we expect a trial in early 2019.